Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE SERIES FUND, INC.
Registrant CIK	dei_EntityCentralIndexKey	0001552324
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Eaton Vance Emerging Markets Debt Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	J.P. Morgan EMBI Global Diversified Index